The Company and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Capitalized software development costs	$ 299	$ 285	$ 212
Amortization of previously capitalized software	228	184	166
Advertising expense	1,000	1,100	977
Allowance for doubtful accounts receivable and authorized credits	$ 106	$ 89
Stages of delinquency, high (days)	180 days
Days past due, charge off loan	180 days
Bankruptcy charge off timing (days)	60 days
Approximate months for derivatives to mature	18 months
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	30 years
Aviation Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	5 years
Furniture and Fixtures and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	1 year
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	8 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	3 years